INVENTORIES AND SUPPLIES	12 Months Ended
Dec. 31, 2019
INVENTORIES AND SUPPLIES [abstract]
Disclosure of inventories and supplies
21.	INVENTORIES AND SUPPLIES

	2018	2019
	(restated)

Materials and supplies	4,955	5,758
Oil in tanks	1,499	1,483
Less: Provision for inventory obsolescence	(601)	(927)

	5,853	6,314